Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended	60 Months Ended	112 Months Ended	119 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000151117
Average Annual Return [Line Items]
Average Annual Return, Percent	5.38%		2.58%		2.01%
Without Sales Load [Member] | C000151118
Average Annual Return [Line Items]
Average Annual Return, Percent	5.07%		2.36%		1.77%
Without Sales Load [Member] | C000159134
Average Annual Return [Line Items]
Average Annual Return, Percent	5.61%		2.76%	1.96%
Without Sales Load [Member] | C000219340
Average Annual Return [Line Items]
Average Annual Return, Percent	6.15%	3.02%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.69%)		(1.96%)		0.19%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.69%)		(1.96%)		0.19%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.69%)		(1.96%)	0.44%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.69%)	(2.19%)
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.28%		2.48%		1.78%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.28%		2.48%		1.78%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.28%		2.48%	1.90%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.28%	2.47%